United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-8519

(Investment Company Act File Number)

Federated Core Trust

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  12/31/10

Date of Reporting Period:  Quarter ended 3/31/10

Item 1.                      Schedule of Investments

Federated Inflation-Protected Securities Core Fund

Portfolio of Investments

March 31, 2010 (unaudited)

Principal Amount or Shares			Value
		U.S. Treasury – 97.3%
		Treasury Securities – 97.3%
$1,091,630		U.S. Treasury Inflation-Protected Bond, 2.000%, 1/15/2026	1,086,248
1,379,316		U.S. Treasury Inflation-Protected Bond, 2.375%, 1/15/2025	1,443,637
6,825,786		U.S. Treasury Inflation-Protected Bond, 1.750%, 1/15/2028	6,461,331
300,726		U.S. Treasury Inflation-Protected Bond, 2.125%, 2/15/2040	298,126
1,502,895		U.S. Treasury Inflation-Protected Note, 1.375%, 1/15/2020	1,472,865
1,091,580		U.S. Treasury Inflation-Protected Note, 2.375%, 4/15/2011	1,126,804
2,306,627		U.S. Treasury Inflation-Protected Note, 2.500%, 7/15/2016	2,519,994
622,435		U.S. Treasury Inflation-Protected Note, 3.500%, 1/15/2011	644,430
488,076		U.S. Treasury Inflation-Protected Note, 3.375%, 1/15/2012	522,425
2,363,614		U.S. Treasury Inflation-Protected Note, 2.375%, 1/15/2017	2,552,914
2,378,683		U.S. Treasury Inflation-Protected Note, 1.625%, 1/15/2018	2,433,705
943,736		U.S. Treasury Inflation-Protected Note, 1.875%, 7/15/2013	998,610
657,610		U.S. Treasury Inflation-Protected Note, 0.875%, 4/15/2010	657,853
4,344,171		U.S. Treasury Inflation-Protected Note, 1.875%, 7/15/2015	4,596,723
1,583,766		U.S. Treasury Inflation-Protected Note, 2.625%, 7/15/2017	1,740,826
1,306,175		U.S. Treasury Inflation-Protected Note, 1.375%, 7/15/2018	1,307,459
1,268,413		U.S. Treasury Inflation-Protected Note, 1.875%, 7/15/2019	1,307,238
747,404		U.S. Treasury Inflation-Protected Note, 2.000%, 4/15/2012	782,746
2,101,373	[1]	U.S. Treasury Inflation-Protected Note, 0.625%, 4/15/2013	2,142,186
7,678,275		U.S. Treasury Inflation-Protected Note, 1.250%, 4/15/2014	7,935,101
		TOTAL U.S. TREASURY (IDENTIFIED COST $40,599,169)	42,031,221
		MUTUAL FUND – 2.4%
1,011,333	[2,3]	Government Obligations Fund, Institutional Shares, 0.02% (AT NET ASSET VALUE)	1,011,333
		TOTAL INVESTMENTS — 99.7% (IDENTIFIED COST $41,610,502)[4]	43,042,554
		OTHER ASSETS AND LIABILITIES - NET — 0.3%[5]	148,461
		TOTAL NET ASSETS — 100%	$43,191,015
  At March 31, 2010, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
6U.S. Treasury Note 2 Year Short Futures	110	$23,864,844	June 2010	$3,512
Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities-Net”.
1	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
2	Affiliated company.
3	7-Day net yield.
4	At March 31, 2010, the cost of investments for federal tax purposes was $41,610,502. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from futures contracts was $1,432,052. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,468,874 and net unrealized depreciation from investments for those securities having an excess of cost over value of $36,822.
5	Assets, other than investments in securities, less liabilities.
6	Non-income producing security.
  Note: The categories of investments are shown as a percentage of total net assets at March 31, 2010.
1

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

  Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
  Level 1 — quoted prices in active markets for identical securities
  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
  The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
  The following is a summary of the inputs used, as March 31, 2010, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1 - Quoted Prices and Investments in Mutual Funds	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Debt Securities:
U.S. Treasury	$ —	$42,031,221	$ —	$42,031,221
Mutual Fund	1,011,333	—	—	1,011,333
TOTAL SECURITIES	$1,011,333	$42,031,221	$ —	$43,042,554
OTHER FINANCIAL INSTRUMENTS*	$3,512	$ —	$ —	$3,512
*	Other financial instruments include futures contracts.
2

Federated Mortgage Core Portfolio

Portfolio of Investments

March 31, 2010 (unaudited)

Principal Amount or Shares			Value
		Collateralized Mortgage Obligations – 12.2%
		Federal Home Loan Mortgage Corporation – 4.5%
$16,291,912		REMIC 3144 FB, 0.580%, 4/15/2036	16,037,411
10,515,249		REMIC 3160 FD, 0.560%, 5/15/2036	10,349,398
5,698,017		REMIC 3175 FE, 0.540%, 6/15/2036	5,609,268
21,472,144		REMIC 3179 FP, 0.610%, 7/15/2036	21,219,949
2,937,744		REMIC 3206 FE, 0.630%, 8/15/2036	2,899,737
12,889,019		REMIC 3260 PF, 0.530%, 1/15/2037	12,625,033
9,028,990		REMIC 3296 YF, 0.630%, 3/15/2037	8,728,745
		TOTAL	77,469,541
		Federal National Mortgage Association – 4.6%
2,046,074		REMIC 2005-63 FC, 0.496%, 10/25/2031	2,005,196
12,220,322		REMIC 2006-104 FY, 0.586%, 11/25/2036	12,031,556
15,960,748		REMIC 2006-115 EF, 0.606%, 12/25/2036	15,687,033
3,456,046		REMIC 2006-43 FL, 0.646%, 6/25/2036	3,408,496
8,154,624		REMIC 2006-58 FP, 0.546%, 7/25/2036	8,019,356
13,963,305		REMIC 2006-81 FB, 0.596%, 9/25/2036	13,743,564
13,128,677		REMIC 2006-85 PF, 0.626%, 9/25/2036	12,889,227
38,519,955		REMIC 396 2, 4.500%, 6/1/2039	10,111,338
		TOTAL	77,895,766
		Non-Agency Mortgage – 3.1%
6,061,613		Chase Mortgage Finance Corp. 2004-S3, Class 1A1, 5.000%, 3/25/2034	5,975,449
6,096,699		Countrywide Home Loans 2005-21, Class A2, 5.500%, 10/25/2035	5,799,022
11,953,581		Countrywide Home Loans 2007-14, Class A18, 6.000%, 9/25/2037	10,546,841
5,945,898		Credit Suisse Mortgage Capital Certificate 2007-4, Class 4A2, 5.500%, 6/25/2037	5,642,862
12,122,780		Lehman Mortgage Trust 2007-9, Class 1A1, 6.000%, 10/25/2037	10,979,251
5,050,266		Residential Funding Mortgage Securities I 2005-SA3, Class 3A, 5.247%, 8/25/2035	4,521,355
12,052,343		Structured Asset Securities Corp. 2005-17, Class 5A1, 5.500%, 10/25/2035	10,098,970
		TOTAL	53,563,750
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $215,414,434)	208,929,057
		Mortgage-Backed Securities – 94.3%
		Federal Home Loan Mortgage Corporation – 51.5%
298,553,197	[1]	4.500%, 6/1/2019 - 5/1/2040	304,459,705
251,972,822		5.000%, 7/1/2019 - 10/1/2039	262,110,326
176,981,678		5.500%, 3/1/2021 - 9/1/2038	187,775,781
89,134,705		6.000%, 5/1/2014 - 9/1/2038	95,631,713
23,584,578		6.500%, 7/1/2014 - 4/1/2038	25,656,460
3,060,558		7.000%, 12/1/2011 - 9/1/2037	3,397,777
649,370		7.500%, 12/1/2022 - 5/1/2031	712,830
567,261		8.000%, 9/1/2010 - 3/1/2031	629,333
13,452		8.500%, 9/1/2025	15,127
29,261		9.000%, 5/1/2017	32,105
1,081		9.500%, 4/1/2021	1,240
		TOTAL	880,422,397
		Federal National Mortgage Association – 39.0%
16,907,733		4.500%, 12/1/2019 - 10/1/2024	17,645,833
1

Principal Amount or Shares			Value
$178,712,867		5.000%, 5/1/2023 - 1/1/2040	185,989,747
231,624,451	[1]	5.500%, 9/1/2014 - 4/1/2040	244,419,019
145,273,587		6.000%, 12/1/2013 - 2/1/2039	154,445,951
43,092,613		6.500%, 8/1/2014 - 10/1/2038	46,604,309
16,062,838		7.000%, 7/1/2010 - 6/1/2037	17,677,299
824,014		7.500%, 6/1/2011 - 6/1/2033	900,159
321,060		8.000%, 7/1/2023 - 3/1/2031	355,177
14,046		9.000%, 11/1/2021 - 6/1/2025	15,767
		TOTAL	668,053,261
		Government National Mortgage Association – 3.8%
47,159,438		5.000%, 5/20/2039 - 8/20/2039	48,964,758
3,943,965		5.500%, 12/20/2038	4,169,818
7,176,600		6.000%, 10/15/2028 - 6/15/2037	7,700,351
1,053,638		6.500%, 10/15/2028 - 2/15/2032	1,157,614
1,257,573		7.000%, 11/15/2027 - 12/15/2031	1,393,299
534,551		7.500%, 4/15/2029 - 1/15/2031	585,264
631,104		8.000%, 1/15/2022 - 11/15/2030	695,599
100,406		8.500%, 3/15/2022 - 11/15/2030	112,221
1,946		9.500%, 10/15/2020	2,215
171,434		12.000%, 4/15/2015 - 6/15/2015	196,400
		TOTAL	64,977,539
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $1,534,180,410)	1,613,453,197
		MUTUAL FUND – 4.8%
81,980,178	[2,3]	Government Obligations Fund, Institutional Shares, 0.02% (AT NET ASSET VALUE)	81,980,178
		Repurchase Agreement – 0.2%
$2,917,000	[4]	Interest in $12,649,000 joint repurchase agreement 0.16%, dated 3/11/2010 under which CS First Boston LLC will repurchase a security provided as collateral for $12,650,855 on 4/13/2010. The security provided as collateral at the end of the period was a U.S. Government Agency security maturing on 11/15/2037 and the market value of this underlying security was $13,030,428 (segregated pending settlement of dollar-roll transactions). (AT COST)	2,917,000
		TOTAL INVESTMENTS — 111.5% (IDENTIFIED COST $1,834,492,022)[5]	1,907,279,432
		OTHER ASSETS AND LIABILITIES - NET — (11.5)%[6]	(196,692,239)
		TOTAL NET ASSETS — 100%	$1,710,587,193
1	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
2	Affiliated company.
3	7-Day net yield.
4	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
5	At March 31, 2010, the cost of investments for federal tax purposes was $1,834,492,022. The net unrealized appreciation of investments for federal tax purposes was $72,787,410. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $82,905,654 and net unrealized depreciation from investments for those securities having an excess of cost over value of $10,118,244.
6	Assets, other than investments in securities, less liabilities. A significant portion of this balance is the result of dollar-roll transactions as of March 31, 2010.
  Note: The categories of investments are shown as a percentage of total net assets at March 31, 2010.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
2

  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

  Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
  Level 1 — quoted prices in active markets for identical securities
  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
  The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
  The following is a summary of the inputs used, as March 31, 2010, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1 - Quoted Prices and Investments in Mutual Funds	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Debt Securities:
Collateralized Mortgage Obligations	$ —	$208,929,057	$ —	$208,929,057
Mortgage-Backed Securities	—	1,613,453,197	—	1,613,453,197
Mutual Fund	81,980,178	—	—	81,980,178
Repurchase Agreement	—	2,917,000	—	2,917,000
TOTAL SECURITIES	$81,980,178	$1,825,299,254	$ —	$1,907,279,432
  The following acronym is used throughout this portfolio:
REMIC	— Real Estate Mortgage Investment Conduit

3

High Yield Bond Portfolio

Portfolio of Investments

March 31, 2010 (unaudited)

Principal Amount or Shares			Value
		Corporate Bonds – 97.0%
		Aerospace / Defense – 2.2%
$3,950,000		Alliant Techsystems, Inc., Sr. Sub. Note, 6.75%, 4/1/2016	3,989,500
5,525,000	[1,2]	Altegrity, Inc., Company Guarantee, 10.50%, 11/1/2015	5,221,125
2,875,000	[1,2]	Altegrity, Inc., Company Guarantee, 11.75%, 5/1/2016	2,573,125
2,250,000		Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes, Sr. Sub. Note, 9.75%, 4/1/2017	1,625,625
2,625,000		L-3 Communications Corp., Sr. Sub. Note, 6.125%, 1/15/2014	2,684,063
6,025,000		L-3 Communications Corp., Sr. Sub. Note, 6.125%, 7/15/2013	6,145,500
2,525,000		L-3 Communications Holdings, Inc., Sr. Sub. Note, 5.875%, 1/15/2015	2,581,813
3,700,000		L-3 Communications Holdings, Inc., Sr. Sub. Note, Series B, 6.375%, 10/15/2015	3,815,625
2,925,000	[1,2]	Sequa Corp., Sr. Note, 11.75%, 12/1/2015	2,939,625
2,013,614	[1,2]	Sequa Corp., Sr. PIK Deb., 13.50%, 12/1/2015	2,063,954
4,925,000		TransDigm, Inc., Sr. Sub. Note, 7.75%, 7/15/2014	5,060,437
1,425,000	[1,2]	TransDigm, Inc., Sr. Sub. Note, Series 144A, 7.75%, 7/15/2014	1,467,750
		TOTAL	40,168,142
		Automotive – 4.4%
3,850,000	[1,2]	Affinia Group, Inc., Sr. Secd. Note, 10.75%, 8/15/2016	4,215,750
700,000	[1,2]	American Axle & Manufacturing Holdings, Inc., Sr. Sub Note, 9.25%, 1/15/2017	750,750
2,500,000		ArvinMeritor, Inc., Company Guarantee, 10.625%, 3/15/2018	2,600,000
3,675,000		Ford Motor Credit Co., Floating Rate Note — Sr. Note, 3.001%, 1/13/2012	3,573,938
12,150,000		Ford Motor Credit Co., Note, 7.25%, 10/25/2011	12,566,368
1,425,000		Ford Motor Credit Co., Note, 7.50%, 8/1/2012	1,476,341
2,350,000		Ford Motor Credit Co., Sr. Note, 8.00%, 6/1/2014	2,476,155
6,650,000		Ford Motor Credit Co., Sr. Note, 9.875%, 8/10/2011	7,055,105
8,950,000		Ford Motor Credit Co., Sr. Unsecd. Note, 8.00%, 12/15/2016	9,437,247
6,375,000		Ford Motor Credit Co., Sr. Unsecd. Note, 8.125%, 1/15/2020	6,698,499
12,700,000	[3,4]	General Motors Corp., Deb., 7.40%, 9/1/2025	4,635,500
725,000		Lear Corp., Company Guarantee, 7.875%, 3/15/2018	736,781
800,000		Lear Corp., Company Guarantee, 8.125%, 3/15/2020	817,000
3,100,000		Navistar International Corp., Sr. Note, 8.25%, 11/1/2021	3,177,500
400,000	[1,2]	OshKosh Truck Corp., Company Guarantee, Series 144A, 8.25%, 3/1/2017	415,000
725,000	[1,2]	OshKosh Truck Corp., Company Guarantee, Series 144A, 8.50%, 3/1/2020	754,000
1,675,000	[1,2]	TRW Automotive, Inc., Sr. Note, Series 144A, 8.875%, 12/1/2017	1,744,094
8,875,000		Tenneco Automotive, Inc., Sr. Sub. Note, 8.625%, 11/15/2014	9,052,500
8,650,000		United Components, Inc., Sr. Sub. Note, 9.375%, 6/15/2013	8,736,500
		TOTAL	80,919,028
		Building Materials – 1.4%
2,125,000	[1,2]	Building Materials Corp. of America, Sr. Note, 7.50%, 3/15/2020	2,130,313
3,625,000		Goodman Global Holdings, Inc., Company Guarantee, 13.50%, 2/15/2016	4,069,062
7,425,000	[1,2]	Goodman Global Holdings, Inc., Sr. Disc. Note, 12.481%, 12/15/2014	4,380,750
1,823,000		Norcraft Holdings LP, Sr. Disc. Note, 9.75%, 9/1/2012	1,740,965
6,500,000	[1,2]	Norcraft Holdings LP, Sr. Secd. Note, Series 144A, 10.50%, 12/15/2015	6,890,000
3,315,108		Nortek Holdings, Inc., Sr. Secd. Note, 11.00%, 12/1/2013	3,572,029
3,300,000		Ply Gem Industries, Inc., Sr. Secd. Note, 11.75%, 6/15/2013	3,498,000
		TOTAL	26,281,119
		Chemicals – 3.3%
2,675,000	[1,2]	Ashland, Inc., Sr. Unsecd. Note, 9.125%, 6/1/2017	3,002,687

Principal Amount or Shares			Value
$4,450,000	[1,3,4]	Chemtura Corp., Sr. Note, 6.875%, 6/1/2016	5,251,000
5,750,000	[1,2]	Compass Minerals International, Inc., Sr. Note, Series 144A, 8.00%, 6/1/2019	6,008,750
4,200,000		Hexion U.S. Finance Corp., Sr. Secd. Note, 9.75%, 11/15/2014	4,305,000
5,350,000	[1,2]	Hexion U.S. Finance Corp., Sr. Secd. Note, Series 144A, 8.875%, 2/1/2018	5,296,500
6,900,000	[1,2]	Huntsman International LLC, Company Guarantee, Series 144A, 5.50%, 6/30/2016	6,296,250
3,200,000	[1,2]	Huntsman International LLC, Sr. Sub., Series 144A, 8.625%, 3/15/2020	3,224,000
2,550,000	[1,2]	Koppers Holdings, Inc., Company Guarantee, Series 144A, 7.875%, 12/1/2019	2,639,250
1,400,000		Nalco Co., Sr. Disc. Note, 9.00%, 2/1/2014	1,449,000
550,000	[1,2]	Nalco Co., Sr. Note, 8.25%, 5/15/2017	587,125
9,625,000		Nalco Co., Sr. Sub. Note, 8.875%, 11/15/2013	9,961,875
6,900,000		Solutia, Inc., Company Guarantee, 8.75%, 11/1/2017	7,314,000
1,375,000		Solutia, Inc., Sr. Note, 7.875%, 3/15/2020	1,399,063
2,275,000		Terra Capital, Inc., Company Guarantee, 7.75%, 11/1/2019	2,758,437
925,000		Union Carbide Corp., Deb., 7.50%, 6/1/2025	871,406
1,100,000		Union Carbide Corp., Sr. Deb., 7.875%, 4/1/2023	1,053,958
		TOTAL	61,418,301
		Construction Machinery – 0.4%
5,750,000		Rental Service Corp., Sr. Note, 9.50%, 12/1/2014	5,721,250
1,575,000	[1,2]	Rental Service Corp., Sr. Secd. Note, 10.00%, 7/15/2017	1,677,375
		TOTAL	7,398,625
		Consumer Products – 5.4%
6,175,000	[1,2]	AAC Group Holding Corp., Sr. Disc. Note, 10.25%, 10/1/2012	6,198,156
1,209,071		AAC Group Holding Corp., Sr. PIK Deb., 16.75%, 10/1/2012	1,082,119
5,306,000	[1,2]	American Achievement Corp., Sr. Sub. Note, 8.25%, 4/1/2012	5,279,470
7,700,000		Central Garden & Pet Co., Sr. Sub., 8.25%, 3/1/2018	7,844,375
4,100,000	[1,2]	Easton Bell Sports Inc., Sr. Secd. Note, Series 144A, 9.75%, 12/1/2016	4,335,750
8,400,000		Jarden Corp., Sr. Sub. Note, 7.50%, 5/1/2017	8,557,500
1,950,000		Jarden Corp., Sr. Unsecd. Note, 8.00%, 5/1/2016	2,052,375
3,975,000		Jostens Holding Corp., Discount Bond, 10.25%, 12/1/2013	4,114,125
8,875,000		Jostens IH Corp., Sr. Sub. Note, 7.625%, 10/1/2012	8,941,562
1,875,000	[1,2]	Libbey, Inc., Sr. Secd. Note, Series 144A, 10.00%, 2/15/2015	1,982,813
1,375,000		School Specialty, Inc., Conv. Bond, 3.75%, 11/30/2026	1,318,109
6,300,000		School Specialty, Inc., Conv. Bond, 3.75%, 8/1/2023	6,273,225
2,700,000	[1,2]	Sealy Mattress Co., Sr. Secd. Note, Series 144A, 10.875%, 4/15/2016	3,037,500
9,125,000		Sealy Mattress Co., Sr. Sub. Note, 8.25%, 6/15/2014	9,170,625
3,950,000	[1,2]	Simmons Co., Company Guarantee, Series 144A, 11.25%, 7/15/2015	4,325,250
8,135,500		Spectrum Brands, Inc., Bond, PIK 12.00%, 8/28/2019	8,664,308
16,375,000		Visant Holding Corp., Sr. Note, 8.75%, 12/1/2013	16,866,250
		TOTAL	100,043,512
		Energy – 4.7%
3,800,000		Basic Energy Services, Inc., Company Guarantee, 7.125%, 4/15/2016	3,325,000
4,275,000	[1,2]	CVR Energy, Inc., 2nd Priority Sr. Secd. Note, Series 144A, 10.875%, 4/1/2017	4,264,312
1,300,000		Chesapeake Energy Corp., Company Guarantee, 6.875%, 11/15/2020	1,270,750
10,475,000		Chesapeake Energy Corp., Sr. Note, 6.875%, 1/15/2016	10,396,437
1,325,000		Chesapeake Energy Corp., Sr. Note, 7.50%, 9/15/2013	1,348,188
2,925,000		Chesapeake Energy Corp., Sr. Note, 9.50%, 2/15/2015	3,195,563
1,650,000		Cie Generale de Geophysique, Company Guarantee, 7.50%, 5/15/2015	1,662,375
5,825,000		Cie Generale de Geophysique, Sr. Unsecd. Note, 7.75%, 5/15/2017	5,854,125
3,900,000		Complete Production Services, Inc., Sr. Note, 8.00%, 12/15/2016	3,880,500

Principal Amount or Shares			Value
$1,300,000		Denbury Resources, Inc., Sr. Sub. Note, 9.75%, 3/1/2016	1,436,500
2,150,000		Denbury Resources, Inc., Sr. Sub., 8.25%, 2/15/2020	2,289,750
700,000		Forest Oil Corp., Company Guarantee, 8.50%, 2/15/2014	742,000
4,875,000		Forest Oil Corp., Sr. Note, 7.25%, 6/15/2019	4,923,750
4,825,000	[1,2]	Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Note, 7.75%, 11/1/2015	4,788,812
2,450,000	[1,2]	Linne Energy LLC, Note, Series 144A, 11.75%, 5/15/2017	2,793,000
4,200,000	[1,2]	Linne Energy LLC, Sr. Note, Series 144A, 8.625%, 4/15/2020	4,215,750
9,275,000	[1,2]	McJunkin Red Man Corp., Sr. Secd. Note, Series 144A, 9.50%, 12/15/2016	9,518,469
700,000	[1,2]	Petroplus Finance LTD, Company Guarantee, 6.75%, 5/1/2014	633,500
4,100,000	[1,2]	Petroplus Finance LTD, Company Guarantee, 7.00%, 5/1/2017	3,546,500
2,000,000		Pioneer Natural Resources, Inc., Bond, 6.875%, 5/1/2018	2,008,882
1,200,000		Plains Exploration & Production Co., Sr. Note, 7.00%, 3/15/2017	1,188,000
2,000,000		Plains Exploration & Production Co., Sr. Note, 7.625%, 6/1/2018	2,030,000
3,125,000		Plains Exploration & Production Co., Sr. Note, 7.75%, 6/15/2015	3,183,594
1,625,000		Range Resources Corp., Sr. Sub. Note, 6.375%, 3/15/2015	1,641,250
2,375,000	[1,2]	Sandridge Energy, Inc., Company Guarantee, 8.00%, 6/1/2018	2,268,125
1,750,000	[1,2]	Sandridge Energy, Inc., Sr. Unsecd. Note, 9.875%, 5/15/2016	1,806,875
1,950,000		Southwestern Energy Co., Sr. Note, 7.50%, 2/1/2018	2,125,500
		TOTAL	86,337,507
		Entertainment – 1.1%
5,850,000		Cinemark USA, Inc., Company Guarantee, 8.625%, 6/15/2019	6,193,688
2,475,000	[1,3,4,5]	Hard Rock Park Operations LLC, Sr. Secd. Note, 1.00%, 4/1/2012	0
3,550,000		Regal Cinemas, Inc., Company Guarantee, 8.625%, 7/15/2019	3,754,125
6,975,000	[1,2]	Universal City Development Partners Ltd., Sr. Note, Series 144A, 8.875%, 11/15/2015	7,062,187
3,375,000	[1,2]	Universal City Development Partners Ltd., Sr. Sub. Note, Series 144A, 10.875%, 11/15/2016	3,543,750
		TOTAL	20,553,750
		Environmental – 0.1%
1,625,000		Browning-Ferris Industries, Inc., Deb., 9.25%, 5/1/2021	1,973,359
		Financial Institutions – 5.7%
8,825,000		CIT Group, Inc., Sr. Secd. Note, 10.25%, 5/1/2017	9,155,937
13,850,000		CIT Group, Inc., Sr. Secd. Note, 7.00%, 5/1/2017	12,811,250
20,937,000		General Motors Acceptance Corp. LLC, Company Guarantee, 6.875%, 9/15/2011	21,381,911
6,325,000		General Motors Acceptance Corp. LLC, Company Guarantee, 7.00%, 2/1/2012	6,498,938
2,717,000		General Motors Acceptance Corp. LLC, Company Guarantee, 8.00%, 11/1/2031	2,608,320
2,500,000	[1,2]	General Motors Acceptance Corp. LLC, Company Guarantee, 8.30%, 2/12/2015	2,631,250
3,550,000	[1,2]	General Motors Acceptance Corp. LLC, Sr. Unsecd. Note, Series 144A, 8.00%, 3/15/2020	3,647,625
10,000,000	[1,2]	Icahn Enterprises LP, Sr. Note, 8.00%, 1/15/2018	9,687,500
4,300,000	[1,2]	International Lease Finance Corp., Sr. Note, Series 144A, 8.625%, 9/15/2015	4,406,077
8,950,000	[1,2]	International Lease Finance Corp., Sr. Note, Series 144A, 8.75%, 3/15/2017	9,174,743
5,475,000		Lender Processing Services, Sr. Note, 8.125%, 7/1/2016	5,899,313
13,200,000		Nuveen Investments, Company Guarantee, 10.50%, 11/15/2015	12,870,000
4,300,000		iPayment Holdings, Inc., Sr. Sub. Note, Series WI, 9.75%, 5/15/2014	3,945,250
		TOTAL	104,718,114
		Food & Beverage – 4.7%
11,950,000		Aramark Corp., Sr. Note, 8.50%, 2/1/2015	12,278,625
2,250,000		Aramark Services, Inc., Floating Rate Note — Sr. Note, 3.749%, 2/1/2015	2,103,750
3,800,000		B&G Foods, Inc., Sr. Note, 7.625%, 1/15/2018	3,880,750
3,225,000		Constellation Brands, Inc., 8.375%, 12/15/2014	3,503,156
2,325,000		Constellation Brands, Inc., Sr. Note, 7.25%, 5/15/2017	2,394,750

Principal Amount or Shares			Value
$9,675,000		Dean Foods Co., Company Guarantee, 7.00%, 6/1/2016	9,529,875
2,150,000		Del Monte Corp., Sr. Sub. Note, 6.75%, 2/15/2015	2,225,250
500,000	[1,2]	Del Monte Corp., Sr. Sub. Note, Series 144A, 7.50%, 10/15/2019	526,875
5,725,000		Michael Foods, Inc., Sr. Sub. Note, 8.00%, 11/15/2013	5,911,063
3,275,000	[1,2]	Michael Foods, Inc., Sr. Unsecd. Note, Series 144A, 9.75%, 10/1/2013	3,401,906
5,950,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Sr. Note, Series WI, 9.25%, 4/1/2015	6,128,500
4,700,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Sr. Sub. Note, Series WI, 10.625%, 4/1/2017	4,993,750
1,500,000	[1,2]	Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Sr. Unsecd. Note, 9.25%, 4/1/2015	1,545,000
7,638,000	[1,2]	Reddy Ice Corp., Sr. Secd. Note, Series 144A, 13.25%, 11/1/2015	7,886,235
3,875,000	[1,2]	Reddy Ice Group, Inc., Sr. Secd. Note, Series 144A, 11.25%, 3/15/2015	4,088,125
3,275,000		Smithfield Foods, Inc., Note, 7.75%, 5/15/2013	3,324,125
4,500,000		Smithfield Foods, Inc., Sr. Note, 7.75%, 7/1/2017	4,443,750
3,800,000	[1,2]	Smithfield Foods, Inc., Sr. Unsecd. Note, 10.00%, 7/15/2014	4,256,000
1,800,000		TreeHouse Foods, Inc., Sr. Unsecd. Note, 7.75%, 3/1/2018	1,872,000
2,125,000		Tyson Foods, Inc., Sr. Unsecd. Note, 10.50%, 3/1/2014	2,534,063
		TOTAL	86,827,548
		Gaming – 6.3%
5,125,000		American Casino & Entertainment, Sr. Secd. Note, 11.00%, 6/15/2014	4,830,313
8,075,000		Ameristar Casinos, Inc., Company Guarantee, 9.25%, 6/1/2014	8,498,937
5,275,000		Global Cash Access LLC, Sr. Sub. Note, 8.75%, 3/15/2012	5,307,969
5,500,000	[1,2]	Great Canadian Gaming Corp., Company Guarantee, 7.25%, 2/15/2015	5,472,500
8,025,000		Harrah's Operating Co., Inc., Sr. Secd. Note, 11.25%, 6/1/2017	8,687,062
3,300,000	[1,3,4]	Herbst Gaming, Inc., Sr. Sub. Note, 7.00%, 11/15/2014	19,800
7,225,000	[1,2]	Indianapolis Downs LLC/Indiana Downs Capital Corp., Sr. Secd. Note, 11.00%, 11/1/2012	4,840,750
707,947	[1,2]	Indianapolis Downs LLC/Indiana Downs Capital Corp., Sub. PIK Note, 15.50%, 11/1/2013	145,129
6,250,000		Jacobs Entertainment, Inc., Sr. Note, 9.75%, 6/15/2014	5,906,250
525,000	[1,2]	MGM Mirage, Inc., 10.375%, Sr. Secd. Note, 5/15/2014	581,438
5,375,000		MGM Mirage, Inc., Sr. Note, 5.875%, 2/27/2014	4,555,313
14,175,000		MGM Mirage, Inc., Sr. Note, 7.50%, 6/1/2016	11,871,562
1,050,000	[1,2]	MGM Mirage, Inc., Sr. Secd. Note, 11.125%, 11/15/2017	1,186,500
1,250,000		MGM Mirage, Inc., Sr. Secd. Note, 13.00%, 11/15/2013	1,462,500
1,000,000	[1,2]	MGM Mirage, Inc., Sr. Secd. Note, Series 144A, 9.00%, 3/15/2020	1,035,000
1,075,000		MGM Mirage, Inc., Sr. Sub. Note, 8.375%, 2/1/2011	1,077,688
4,000,000	[1,2]	MGM Mirage, Inc., Sr. Unsecd. Note, Series 144A, 11.375%, 3/1/2018	3,880,000
1,925,000	[1,2]	Midwest Gaming Finance Corp., Sr. Secd. Note, Series 144A, 11.625%, 4/15/2016	1,963,500
3,000,000	[1,2]	Peninsula Gaming, LLC, Sr. Secd. Note, Series 144A, 8.375%, 8/15/2015	3,007,500
5,300,000	[1,2]	Peninsula Gaming, LLC, Sr. Unsecd. Note, Series 144A, 10.75%, 8/15/2017	5,088,000
4,050,000		Penn National Gaming, Inc., Sr. Sub. Note, 6.75%, 3/1/2015	4,004,438
1,200,000	[1,2]	Penn National Gaming, Inc., Sr. Unsecd. Note, Series 144A, 8.75%, 8/15/2019	1,224,000
4,100,000	[1,2]	San Pasqual Casino Development Group, Inc., Sr. Note, 8.00%, 9/15/2013	3,915,500
5,475,000	[1,2]	Seminole Tribe of Florida, Bond, Series 144A, 7.804%, 10/1/2020	5,108,503
5,250,000	[1,2]	Shingle Springs Tribal Gaming, Sr. Note, 9.375%, 6/15/2015	4,383,750
4,400,000	[1,2]	Tunica-Biloxi Gaming Authority, Sr. Unsecd. Note, 9.00%, 11/15/2015	4,202,000
3,650,000	[1,2]	Wynn Las Vegas LLC, 1st Mtg. Bond, Series 144A, 7.875%, 11/1/2017	3,732,125
6,025,000		Wynn Las Vegas LLC, 1st Mtg. Note, 6.625%, 12/1/2014	6,040,062
3,925,000	[1,2]	Yonkers Racing Corp., Sr. Secd. Note, 11.375%, 7/15/2016	4,258,625
		TOTAL	116,286,714
		Health Care – 9.3%
5,600,000		AMR Holding Co./Emcare Holding Co., Sr. Sub. Note, 10.00%, 2/15/2015	5,911,500

Principal Amount or Shares			Value
$5,175,000		Accellent, Inc., Sr. Sub., 10.50%, 12/1/2013	5,278,500
5,925,000		Bausch & Lomb, Inc., Sr. Unsecd. Note, 9.875%, 11/1/2015	6,295,312
3,550,000		Bio Rad Laboratories, Inc., Sr. Sub. Note, 6.125%, 12/15/2014	3,603,250
400,000		Bio Rad Laboratories, Inc., Sr. Sub., 8.00%, 9/15/2016	428,000
600,000		Biomet, Inc., Sr. Note, Series WI, 10.375%, 10/15/2017	663,000
14,725,000		Biomet, Inc., Sr. Sub. Note, 11.625%, 10/15/2017	16,565,625
1,550,000	[1,2]	BioScrip, Inc., Sr. Note, Series 144A, 10.25%, 10/1/2015	1,584,875
5,550,000		CRC Health Corp., Sr. Sub. Note, 10.75%, 2/1/2016	5,036,625
1,800,000	[1,2]	Fresenius Medical Care AG & Co. KGaA, Sr. Unsecd. Note, 9.00%, 7/15/2015	2,016,000
2,925,000		HCA, Inc., Sr. Note, 7.50%, 11/6/2033	2,559,375
28,840,000		HCA, Inc., Sr. Secd. 2nd Priority Note, 9.625%, 11/15/2016	30,966,950
10,525,000		HCA, Inc., Sr. Secd. Note, 9.25%, 11/15/2016	11,215,703
3,600,000		Inverness Medical Innovations, Inc., Sr. Note, 7.875%, 2/1/2016	3,541,500
5,825,000		Inverness Medical Innovations, Inc., Sr. Sub. Note, 9.00%, 5/15/2016	5,956,063
6,050,000		National Mentor Holdings, Inc., Sr. Sub. Note, 11.25%, 7/1/2014	6,065,125
525,000		Omnicare, Inc., Sr. Sub. Note, 6.125%, 6/1/2013	526,313
7,550,000		Omnicare, Inc., Sr. Sub. Note, 6.875%, 12/15/2015	7,446,187
700,000	[1,2]	Psychiatric Solutions, Inc., Sr. Sub. Note, 7.75%, 7/15/2015	716,625
8,025,000		United Surgical Partners International, Inc., Company Guarantee, 9.25%, 5/1/2017	8,346,000
1,775,000		Universal Hospital Services, Inc., Floating Rate Note — Sr. Secured Note, 3.86%, 6/1/2015	1,522,063
7,525,000		Universal Hospital Services, Inc., Sr. Secd. Note, 8.50%, 6/1/2015	7,525,000
10,813,906		VWR Funding, Inc., Company Guarantee, Series WI, PIK 10.25%, 7/15/2015	11,516,810
7,525,000	[1,2]	Vanguard Health Holdings II, Company Guarantee, Series 144A, 8.00%, 2/1/2018	7,355,687
3,975,000		Ventas Realty LP, 6.50%, 6/1/2016	4,065,058
3,275,000		Ventas Realty LP, Sr. Note, 6.50%, 6/1/2016	3,349,198
1,400,000		Ventas Realty LP, Sr. Note, 6.75%, 4/1/2017	1,438,571
884,000		Ventas Realty LP, Sr. Note, 7.125%, 6/1/2015	918,280
8,450,000	[1,2]	Viant Holdings, Inc., Company Guarantee, 10.125%, 7/15/2017	8,471,125
		TOTAL	170,884,320
		Industrial — Other – 4.8%
5,750,000		ALH Finance LLC/ALH Finance Corp., Sr. Sub. Note, 8.50%, 1/15/2013	5,778,750
1,950,000		American Tire Distributors, Inc., Sr. Note, 10.75%, 4/1/2013	1,854,937
1,975,000	[1,2]	Amsted Industries, Inc., Sr. Note, Series 144A, 8.125%, 3/15/2018	1,984,875
3,550,000	[1,2]	Aquilex Holdings, Sr. Note, Series 144A, 11.125%, 12/15/2016	3,834,000
4,200,000	[1,2]	Baker & Taylor Acquisition Corp., Sr. Secd. Note, 11.50%, 7/1/2013	2,247,000
5,025,000		Baldor Electric Co., Sr. Note, 8.625%, 2/15/2017	5,339,062
1,000,000	[1,2]	Belden CDT, Inc., Company Guarantee, 9.25%, 6/15/2019	1,072,500
4,875,000		Belden CDT, Inc., Sr. Sub. Note, 7.00%, 3/15/2017	4,826,250
750,000	[1,2]	ESCO Corp., Floating Rate Note — Sr. Note, 4.132%, 12/15/2013	669,375
4,150,000	[1,2]	ESCO Corp., Sr. Note, 8.625%, 12/15/2013	4,191,500
3,900,000		Education Management LLC, Company Guarantee, 8.75%, 6/1/2014	4,036,500
1,850,000		General Cable Corp., Floating Rate Note — Sr. Note, 2.626%, 4/1/2015	1,669,625
7,475,000		General Cable Corp., Sr. Note, 7.125%, 4/1/2017	7,446,969
1,900,000		Hawk Corp., Sr. Note, 8.75%, 11/1/2014	1,909,500
4,475,000		Interline Brands, Inc., Sr. Sub. Note, 8.125%, 6/15/2014	4,631,625
1,825,000	[1,2]	JohnsonDiversay, Inc., Sr. Unsecd. Note, Series 144A, 8.25%, 11/15/2019	1,898,000
5,375,000	[1,2]	JohnsonDiversay, Inc., Sub. PIK Deb., Series 144A, 10.50%, 5/15/2020	5,885,625
6,875,000	[1,2]	Knowledge Learning Corp., Sr. Sub. Note, 7.75%, 2/1/2015	6,703,125
3,900,000	[1,2]	Maxim Finance Corp., Sr. Secd. Note, Series 144A, 12.25%, 4/15/2015	3,909,750

Principal Amount or Shares			Value
$4,250,000		Mueller Water Products, Inc., Sr. Sub. Note, Series WI, 7.375%, 6/1/2017	3,856,875
4,150,000	[1,2]	Reliance Intermediate Holdings LP, Sr. Unsecd. Note, 9.50%, 12/15/2019	4,409,375
5,175,000		SPX Corp., Sr. Unsecd. Note, 7.625%, 12/15/2014	5,440,219
5,350,000		Sensus Metering Systems, Inc., Sr. Sub. Note, 8.625%, 12/15/2013	5,483,750
		TOTAL	89,079,187
		Lodging – 0.6%
4,225,000		Host Hotels & Resorts LP, Sr. Note, 6.875%, 11/1/2014	4,288,375
150,000		Host Marriott LP, Company Guarantee, 6.375%, 3/15/2015	149,625
1,150,000		Host Marriott LP, Note, Series Q, 6.75%, 6/1/2016	1,158,625
3,125,000		Host Marriott LP, Unsecd. Note, 7.125%, 11/1/2013	3,195,313
3,200,000		Royal Caribbean Cruises Ltd., Sr. Note, 7.25%, 6/15/2016	3,176,000
		TOTAL	11,967,938
		Media — Cable – 1.8%
1,200,000	[1,2]	CSC Holdings, Inc., Sr. Note, 8.50%, 4/15/2014	1,284,000
1,400,000		CSC Holdings, Inc., Sr. Unsecd. Note, 7.875%, 2/15/2018	1,477,000
7,525,000		Charter Communications Holdings II, Sr. Unsecd. Note, 8.75%, 11/15/2013	7,750,750
3,693,585		Charter Communications Holdings II, Sr. Note, 13.50%, 11/30/2016	4,460,004
6,375,000		Kabel Deutschland GMBH, Company Guarantee, 10.625%, 7/1/2014	6,717,656
1,225,000		Videotron Ltee, Company Guarantee, Series WI, 9.125%, 4/15/2018	1,367,406
1,950,000		Videotron Ltee, Sr. Note, 6.375%, 12/15/2015	1,974,375
8,050,000		Virgin Media, Inc., Company Guarantee, Series 1, 9.50%, 8/15/2016	8,834,875
		TOTAL	33,866,066
		Media — Non-Cable – 9.0%
3,446,823		Affinity Group Holding, Inc., Sr. Note, 10.875%, 2/15/2012	1,395,963
4,245,000		Affinity Group, Inc., Sr. Sub. Note, 9.00%, 2/15/2012	2,992,725
1,525,000		Belo (A.H.) Corp., Sr. Note, 8.00%, 11/15/2016	1,597,438
725,000	[1,2]	Clear Channel Outdoor Holdings, Inc., Sr. Note, Series 144A-A, 9.25%, 12/15/2017	756,719
5,325,000	[1,2]	Clear Channel Outdoor Holdings, Inc., Sr. Note, Series 144A-B, 9.25%, 12/15/2017	5,591,250
8,050,000		Echostar DBS Corp., Sr. Note, 6.625%, 10/1/2014	8,130,500
5,350,000	[1,2]	FoxCo Acquisitions, LLC, Sr. Note, 13.375%, 7/15/2016	5,115,937
5,200,000	[3]	Idearc, Inc., Company Guarantee, 8.00%, 11/15/2016	52,000
1,575,000	[1,2]	Inmarsat Finance PLC, Company Guarantee, Series 144A, 7.375%, 12/1/2017	1,645,875
19,975,000		Intelsat Jackson Ltd., Sr. Note, 11.25%, 6/15/2016	21,722,812
2,800,000	[1,2]	Intelsat Jackson Ltd., Sr. Note, Series 144A, 8.50%, 11/1/2019	2,954,000
13,625,000		Intelsat Jackson Ltd., Sr. Unsecd. Note, 0/9.50%, 2/1/2015	14,170,000
6,950,000		Interpublic Group Cos., Inc., Sr. Unsecd. Note, 10.00%, 7/15/2017	7,896,937
425,000		Lamar Media Corp., Company Guarantee, 9.75%, 4/1/2014	466,438
2,750,000		Lamar Media Corp., Sr. Sub. Note, 6.625%, 8/15/2015	2,657,188
2,825,000		Lamar Media Corp., Sr. Sub. Note, 7.25%, 1/1/2013	2,860,313
3,450,000		Lamar Media Corp., Sr. Unsecd. Note, Series C, 6.625%, 8/15/2015	3,333,563
7,375,000	[1,2]	MDC Corporation Inc., Company Guarantee, Series 144A, 11.00%, 11/1/2016	8,011,094
7,950,000	[1,2]	Medimedia USA, Inc., Sr. Sub. Note, 11.375%, 11/15/2014	6,678,000
4,678,388	[1,2]	Nexstar Broadcasting Group, Inc., Company Guarantee, PIK 0.50%/7.00%, 1/15/2014	3,812,886
2,275,000		Nexstar Broadcasting Group, Inc., Company Guarantee, 7.00%, 1/15/2014	1,854,125
4,550,000		Nielsen Finance LLC/Nielsen Finance Co., Company Guarantee, 0/12.50%, 8/1/2016	4,345,250
3,775,000		Nielsen Finance LLC/Nielsen Finance Co., Sr. Note, 11.50%, 5/1/2016	4,284,625
5,100,000		Nielsen Finance LLC/Nielsen Finance Co., Sr. Note, 11.625%, 2/1/2014	5,788,500
2,325,000	[1,2]	QVC, Inc., Sr. Secd. Note, Series 144A, 7.125%, 4/15/2017	2,351,156
4,725,000	[1,2]	QVC, Inc., Sr. Secd. Note, Series 144A, 7.50%, 10/1/2019	4,843,125

Principal Amount or Shares			Value
$2,700,000		Quebecor Media, Inc., Sr. Unsecd. Note, Series WI, 7.75%, 3/15/2016	2,747,250
2,525,000		Quebecor Media, Inc., Sr. Unsecd. Note, Series WI, 7.75%, 3/15/2016	2,569,188
7,058,000	[1,2]	Rainbow National Services LLC, Sr. Sub. Note, 10.375%, 9/1/2014	7,472,657
7,225,000	[3,4,5]	Readers Digest Association, Inc., Company Guarantee, 9.00%, 2/15/2017	0
4,450,000	[1,2]	Sirius XM Radio Inc., Sr. Note, Series 144A, 8.75%, 4/1/2015	4,455,562
9,325,000		Southern Graphics Systems, Inc., Sr. Sub. Note, Series WI, 12.00%, 12/15/2013	9,849,531
5,234,147	[1,2]	Univision Television Group, Inc., Sr. Note, 9.75%, 3/15/2015	4,540,623
725,000	[1,2]	Univision Television Group, Inc., Sr. Secd. Note, 12.00%, 7/1/2014	797,500
4,650,000	[1]	WDAC Subsidiary Corp., Sr. Note, 8.375%, 12/1/2014	302,250
5,650,000	[1,2]	XM Satellite Radio, Inc., Sr. Note, 13.00%, 8/1/2013	6,391,562
1,075,000	[1,2]	XM Satellite Radio, Inc., Sr. Secd. Note, 11.25%, 6/15/2013	1,169,063
		TOTAL	165,603,605
		Metals & Mining – 0.5%
1,825,000	[3,4]	Aleris International, Inc., Company Guarantee, 9.00%, 12/15/2014	20,531
2,325,000	[3,4]	Aleris International, Inc., Sr. Sub. Note, 10.00%, 12/15/2016	16,275
1,775,000		Teck Cominco Ltd., Sr. Secd. Note, 10.75%, 5/15/2019	2,183,250
5,575,000		Teck Resources Ltd., Sr. Secd. Note, 10.25%, 5/15/2016	6,662,125
		TOTAL	8,882,181
		Packaging – 2.5%
3,925,000		Ball Corp., Sr. Note, 6.625%, 3/15/2018	4,032,937
350,000		Ball Corp., Sr. Unsecd. Note, 6.75%, 9/15/2020	357,875
8,075,000		Berry Plastics Corp., Sr. Secd. Note, 8.875%, 9/15/2014	7,923,594
7,125,000		Crown Americas LLC, Sr. Note, 7.75%, 11/15/2015	7,445,625
2,075,000	[1,2]	Crown Americas LLC, Sr. Unsecd. Note, 7.625%, 5/15/2017	2,173,563
3,650,000	[1,2]	Graham Packaging Co., Sr. Note, Series 144A, 8.25%, 1/1/2017	3,695,625
3,850,000		Greif, Inc., Sr. Unsecd. Note, 7.75%, 8/1/2019	4,023,250
1,325,000		Owens-Brockway Glass Container, Inc., Company Guarantee, 7.375%, 5/15/2016	1,397,875
6,300,000		Owens-Brockway Glass Container, Inc., Company Guarantee, 8.25%, 5/15/2013	6,410,250
8,325,000	[1,2]	Reynolds Group, Sr. Secd. Note, Series 144A, 7.75%, 10/15/2016	8,595,562
		TOTAL	46,056,156
		Paper – 2.4%
5,350,000	[1,2]	Boise Cascade Corp., Company Guarantee, Series 144A, 9.00%, 11/1/2017	5,644,250
1,250,000	[1,2]	Boise Paper Holdings, LLC, 8.00%, 4/1/2020	1,256,250
1,450,000	[1,2]	Cascades, Inc., Sr. Note, 7.875%, 1/15/2020	1,464,500
1,000,000	[1,2]	Clearwater Paper Corp., Sr. Unsecd. Note, 10.625%, 6/15/2016	1,115,000
10,900,000	[1,2]	Georgia-Pacific Corp., Company Guarantee, 8.25%, 5/1/2016	11,935,500
375,000		Graphic Packaging International Corp., Company Guarantee, 9.50%, 6/15/2017	402,187
9,525,000		Graphic Packaging International Corp., Sr. Sub. Note, 9.50%, 8/15/2013	9,810,750
2,050,000		NewPage Corp., Sr. Secd. Note, 11.375%, 12/31/2014	2,050,000
5,725,000		Rock-Tenn Co., 9.25%, 3/15/2016	6,268,875
3,850,000	[1,2]	Sappi Paper Holding AG, Sr. Secd. Note, 12.00%, 8/1/2014	4,357,927
		TOTAL	44,305,239
		Restaurants – 0.9%
4,575,000		Dave & Buster's, Inc., Sr. Note, 11.25%, 3/15/2014	4,826,625
8,150,000		NPC International, Inc., Company Guarantee, 9.50%, 5/1/2014	8,150,000
5,100,000	[1,2]	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Sr. Secd. Note, 2.757%, 3/15/2014	4,564,500
		TOTAL	17,541,125
		Retailers – 4.9%
6,145,000		Dollar General Corp., Company Guarantee, 11.875%, 7/15/2017	7,189,650

Principal Amount or Shares			Value
$3,600,000	[1,2]	Express, LLC, Sr. Note, 8.75%, 3/1/2018	3,690,000
950,000		General Nutrition Center, 10.75%, 3/15/2015	973,750
8,625,000		General Nutrition Center, Company Guarantee, 5.75%, 3/15/2014	8,204,531
6,025,000		Limited Brands, Inc., Company Guarantee, 8.50%, 6/15/2019	6,748,000
2,325,000		Macy's Retail Holdings, Inc., Company Guarantee, 6.90%, 1/15/2032	2,168,063
1,525,000		Macy's Retail Holdings, Inc., Company Guarantee, 6.65%, 7/15/2024	1,448,750
1,350,000		Macy's Retail Holdings, Inc., Company Guarantee, 6.90%, 4/1/2029	1,289,250
1,125,000		Macy's Retail Holdings, Inc., Company Guarantee, 7.00%, 2/15/2028	1,046,250
3,075,000		NBC Acquisition Corp., Sr. Disc. Note, 11.00%, 3/15/2013	2,775,188
3,400,000		Nebraska Book Co., Inc., Sr. Secd. Note, 10.00%, 12/1/2011	3,527,500
8,800,000		Nebraska Book Co., Inc., Sr. Sub. Note, 8.625%, 3/15/2012	8,382,000
1,575,000		Penney (J.C.) Co., Inc., Sr. Unsecd. Note, 7.40%, 4/1/2037	1,582,875
9,950,000		Sally Beauty Holdings, Inc., 10.50%, 11/15/2016	10,895,250
3,825,000		The Yankee Candle Co., Inc., Sr. Note, 8.50%, 2/15/2015	3,958,875
8,475,000		The Yankee Candle Co., Inc., Sr. Sub. Note, 9.75%, 2/15/2017	8,792,812
9,125,000	[1,2]	Toys 'R' Us, Inc., Sr. Unsecd. Note, Series 144A, 10.75%, 7/15/2017	10,220,000
6,975,000		United Auto Group, Inc., Sr. Sub. Note, 7.75%, 12/15/2016	6,748,312
		TOTAL	89,641,056
		Services – 2.7%
7,100,000		Ceridian Corp., Sr. Unsecd. Note, 11.25%, 11/15/2015	6,833,750
4,350,000	[1,2]	Garda World Security Corp., Sr. Unsecd. Note, Series 144A, 9.75%, 3/15/2017	4,475,063
206,000		KAR Holdings, Inc., Company Guarantee, 10.00%, 5/1/2015	217,330
8,600,000		KAR Holdings, Inc., Company Guarantee, 8.75%, 5/1/2014	8,815,000
7,850,000	[1,2]	SITEL Corp., Sr. Unsecd. Note, Series 144A, 11.50%, 4/1/2018	7,948,125
8,375,000		West Corp., Company Guarantee, 11.00%, 10/15/2016	8,919,375
12,025,000		West Corp., Sr. Note, 9.50%, 10/15/2014	12,415,812
		TOTAL	49,624,455
		Technology – 5.7%
5,125,000		Activant Solutions, Inc., Sr. Sub. Note, 9.50%, 5/1/2016	4,945,625
5,450,000	[1,2]	Advanced Micro Devices, Inc., Sr. Unsecd. Note, Series 144A, 8.125%, 12/15/2017	5,640,750
8,665,000	[1,2]	Compucom System, Inc., Sr. Sub. Note, 12.50%, 10/1/2015	9,228,225
5,550,000		First Data Corp., Company Guarantee, 9.875%, 9/24/2015	4,814,625
3,752,749		Freescale Semiconductor, Inc., Company Guarantee, 9.125%, 12/15/2014	3,621,403
4,925,000		Freescale Semiconductor, Inc., Sr. Note, 8.875%, 12/15/2014	4,728,000
7,700,000	[1,2]	GXS Worldwide Inc., Sr. Secd. Note, Series 144A, 9.75%, 6/15/2015	7,449,750
1,825,000	[1,2]	JDA Software Group, Inc., Sr. Note, 8.00%, 12/15/2014	1,907,125
5,400,000		SERENA Software, Inc., Sr. Sub. Note, 10.375%, 3/15/2016	5,292,000
5,950,000		SS&C Technologies, Inc., Sr. Sub. Note, 11.75%, 12/1/2013	6,344,187
6,450,000		Seagate Technology HDD Holdings, Sr. Note, 6.80%, 10/1/2016	6,498,375
1,268,000		Smart Modular Technologies, Inc., Sr. Secd. Note, 5.751%, 4/1/2012	1,207,770
7,325,000	[1,2]	Stream Global Services, Inc., Sr. Secd. Note, Series 144A, 11.25%, 10/1/2014	7,654,625
6,525,000		SunGard Data Systems, Inc., Company Guarantee, 10.625%, 5/15/2015	7,144,875
3,700,000		SunGard Data Systems, Inc., Sr. Note, Series WI, 9.125%, 8/15/2013	3,811,000
10,225,000		SunGard Data Systems, Inc., Sr. Sub. Note, Series WI, 10.25%, 8/15/2015	10,800,156
6,425,000	[1,2]	Terremark Worldwide, Inc., Sr. Unsecd. Note, 12.25%, 6/15/2017	7,420,875
2,375,000		Unisys Corp., Sr. Unsecd. Note, 12.50%, 1/15/2016	2,642,188
3,675,000	[1,2]	Viasystems, Inc., Sr. Secd. Note, Series 144A, 12.00%, 1/15/2015	3,996,563
		TOTAL	105,148,117

Principal Amount or Shares			Value
		Textile – 0.2%
$4,375,000		Phillips Van Heusen Corp., Sr. Note, 8.125%, 5/1/2013	4,467,969
		Transportation – 1.3%
2,625,000	[1,2]	Avis Budget Group, Inc., Sr. Note, Series 144A, 9.625%, 3/15/2018	2,756,250
1,400,000	[1,2]	CEVA Group PLC, Sr. Secd. Note, Series 144A, 11.625%, 10/1/2016	1,501,500
4,125,000		Hertz Corp., Sr. Note, 8.875%, 1/1/2014	4,259,062
4,500,000		Hertz Corp., Sr. Sub. Note, 10.50%, 1/1/2016	4,854,375
2,900,000		Kansas City Southern Railway Company, 13.00%, 12/15/2013	3,465,500
1,550,000		Kansas City Southern Railway Company, 8.00%, 6/1/2015	1,617,813
1,425,000		Stena AB, Sr. Note, 7.00%, 12/1/2016	1,371,563
2,225,000		Stena AB, Sr. Note, 7.50%, 11/1/2013	2,286,187
1,100,000		Teekay Shipping Corp., Sr. Note, 8.50%, 1/15/2020	1,155,000
		TOTAL	23,267,250
		Utility — Electric – 2.2%
6,975,000		Dynegy Holdings, Inc., Sr. Note, 7.75%, 6/1/2019	5,301,000
6,725,000		Edison Mission Energy, Sr. Note, 7.75%, 6/15/2016	4,942,875
1,200,000		Edison Mission Energy, Sr. Unsecd. Note, 7.00%, 5/15/2017	843,000
725,000		Energy Future Holdings Corp., Company Guarantee, Series WI, 10.875%, 11/1/2017	541,938
1,395,409	[1,2]	FPL Energy National Wind, Note, 6.125%, 3/25/2019	1,344,850
4,925,000		NRG Energy, Inc., Sr. Note, 7.25%, 2/1/2014	4,974,250
1,225,000		NRG Energy, Inc., Sr. Note, 7.375%, 1/15/2017	1,215,812
5,475,000		NRG Energy, Inc., Sr. Note, 7.375%, 2/1/2016	5,447,625
5,100,000		Sierra Pacific Resources, Sr. Note, Series WI, 6.75%, 8/15/2017	5,200,664
12,125,000		Texas Competitive Electric Holdings Co. LLC, Company Guarantee, Series WI, 10.25%, 11/1/2015	8,487,500
2,175,000		Texas Competitive Electric Holdings Co. LLC, Company Guarantee, Series WI-B, 10.25%, 11/1/2015	1,522,500
		TOTAL	39,822,014
		Utility — Natural Gas – 3.5%
4,575,000		AmeriGas Partners LP, Sr. Note, 7.125%, 5/20/2016	4,643,625
6,300,000		AmeriGas Partners LP, Sr. Unsecd. Note, 7.25%, 5/20/2015	6,426,000
5,475,000	[1,2]	Crosstex Energy, Inc., Sr. Note, Series 144A, 8.875%, 2/15/2018	5,673,469
1,300,000		El Paso Corp., Sr. Note, 7.80%, 8/1/2031	1,284,175
1,775,000		El Paso Corp., Sr. Note, 8.05%, 10/15/2030	1,780,804
6,975,000		Holly Energy Partners LP, Sr. Note, 6.25%, 3/1/2015	6,696,000
2,450,000		Inergy LP, Company Guarantee, 8.25%, 3/1/2016	2,535,750
2,100,000		Inergy LP, Company Guarantee, 8.75%, 3/1/2015	2,207,625
5,675,000		Inergy LP, Sr. Note, 6.875%, 12/15/2014	5,703,375
7,725,000		MarkWest Energy Partners LP, Sr. Note, Series B, 8.75%, 4/15/2018	7,966,406
7,425,000	[1,2]	Niska Gas Storage US, LLC, Sr. Unsecd. Note, Series 144A, 8.875%, 3/15/2018	7,629,188
6,182,000		Regency Energy Partners LP, Sr. Unsecd. Note, 8.375%, 12/15/2013	6,444,735
1,125,000	[1,2]	Regency Energy Partners LP, Sr. Unsecd. Note, 9.375%, 6/1/2016	1,198,125
2,975,000		Southern Star Central Corp., Sr. Note, 6.75%, 3/1/2016	3,023,344
825,000		Suburban Propane Partners LP, Sr. Note, 7.375%, 3/15/2020	842,531
		TOTAL	64,055,152
		Wireless Communications – 4.3%
1,050,000		Crown Castle International Corp., 9.00%, 1/15/2015	1,141,875
1,175,000	[1,2]	Digicel Ltd., Sr. Note, 10.50%, 4/15/2018	1,224,938
4,350,000	[1,2]	Digicel Ltd., Sr. Note, 12.00%, 4/1/2014	4,948,125
8,225,000	[1,2]	Digicel Ltd., Sr. Note, 8.875%, 1/15/2015	8,122,187
2,540,000	[1,2]	Digicel Ltd., Sr. Note, 9.125%, 1/15/2015	2,533,650
3,125,000	[1,2]	Digicel Ltd., Sr. Note, Series 144A, 8.25%, 9/1/2017	3,109,375

Principal Amount or Shares			Value
$10,550,000		MetroPCS Wireless, Inc., Sr. Note, 9.25%, 11/1/2014	10,840,125
2,575,000		MetroPCS Wireless, Inc., Sr. Unsecd. Note, 9.25%, 11/1/2014	2,632,938
10,050,000		Nextel Communications, Inc., Sr. Note, Series D, 7.375%, 8/1/2015	9,597,750
20,775,000		Sprint Capital Corp., Company Guarantee, 6.90%, 5/1/2019	19,113,000
1,775,000		Sprint Nextel Corp., Sr. Unsecd. Note, 8.375%, 8/15/2017	1,792,750
7,325,000		Sprint Nextel Corp., Unsecd. Note, 6.00%, 12/1/2016	6,647,437
1,025,000	[1,2]	SBA Communications, Corp., 8.00%, 8/15/2016	1,083,938
1,125,000	[1,2]	SBA Communications, Corp., 8.25%, 8/15/2019	1,203,750
4,875,000	[1,2]	Wind Acquisition Finance SA, Sr. Note, 11.75%, 7/15/2017	5,411,250
		TOTAL	79,403,088
		Wireline Communications – 0.7%
5,225,000		Qwest Corp., Note, 8.875%, 3/15/2012	5,747,500
4,550,000	[1,2]	Sorenson Communications, Inc., Sr. Secd. Note, Series 144A, 10.50%, 2/1/2015	4,413,500
725,000	[1,2]	TW Telecom, Inc., Sr. Note, Series 144A, 8.00%, 3/1/2018	744,937
2,025,000		Valor Telecommunications Enterprises, Sr. Note, 7.75%, 2/15/2015	2,071,877
		TOTAL	12,977,814
		TOTAL CORPORATE BONDS (IDENTIFIED COST $1,693,801,151)	1,789,518,451
		COMMON STOCKS – 0.2%
		Consumer Products – 0.0%
1,003	[1,3,5]	Sleepmaster LLC	10
		Media — Non-Cable – 0.2%
100,003	[3]	Dex One Corp.	2,792,084
4,103	[3]	SUPERMEDIA, Inc.	167,824
		TOTAL	2,959,908
		Metals & Mining – 0.0%
57,533	[1,3,5]	Royal Oak Mines, Inc.	1,331
		Other – 0.0%
171	[1,3,5]	CVC Claims Litigation LLC	0
		TOTAL COMMON STOCKS (IDENTIFIED COST $18,528,572)	2,961,249
		PREFERRED STOCK – 0.2%
		Finance — Commercial – 0.2%
4,843	[1,2]	General Motors Acceptance Corp. Inc., Pfd., Series 144A, 7.00% (IDENTIFIED COST $1,470,038)	3,691,879
		MUTUAL FUND – 1.1%
20,698,220	[6,7]	Prime Value Obligations Fund, Institutional Shares, 0.13% (AT NET ASSET VALUE)	20,698,220
		TOTAL INVESTMENTS — 98.5% (IDENTIFIED COST $1,734,497,981)[8]	1,816,869,799
		OTHER ASSETS AND LIABILITIES - NET — 1.5%[9]	26,895,567
		TOTAL NET ASSETS — 100%	$1,843,765,366
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At March 31, 2010, these restricted securities amounted to $540,574,074, which represented 29.3% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At March 31, 2010, these liquid restricted securities amounted to $534,999,683, which represented 29.0% of total net assets.

  Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Trustees, held at March 31, 2010, is as follows:
Security	Acquisition Date	Acquisition Cost	Market Value
CVC Claims Litigation LLC	3/26/1997-5/20/1998	$1,676,091	$0
Chemtura Corp., Sr. Note, 6.875%, 6/1/2016	1/18/2007-5/12/2008	$4,175,594	$5,251,000
Hard Rock Park Operations LLC, Sr. Secd. Note, 1.00%, 4/1/2012	3/23/2006 - 1/2/2008	$2,334,293	$0
Herbst Gaming, Inc., Sr. Sub. Note, 7.00%, 11/15/2014	11/5/2004 - 1/3/2008	$2,985,688	$19,800
Royal Oak Mines, Inc.	7/31/1998 - 2/24/1999	$6,392	$1,331
Sleepmaster LLC	12/23/2004	$0	$10
WDAC Subsidiary Corp., Sr. Note, 8.375%, 12/1/2014	11/30/2004 - 4/11/2008	$4,561,563	$ 302,250
3	Non-income producing security.
4	Issuer in default.
5	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
6	Affiliated company.
7	7-Day net yield.
8	At March 31, 2010, the cost of investments for federal tax purposes was $1,719,214,081. The net unrealized appreciation of investments for federal tax purposes was $97,655,718. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $156,734,034 and net unrealized depreciation from investments for those securities having an excess of cost over value of $59,078,316.
9	Assets, other than investments in securities, less liabilities.
  Note: The categories of investments are shown as a percentage of total net assets at March 31, 2010.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts.
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

  Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
  Level 1 — quoted prices in active markets for identical securities
  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
  The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
  The following is a summary of the inputs used, as of March 31, 2010, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1 - Quoted Prices and Investments in Mutual Funds	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$ —	$1,789,518,451	$ —	$1,789,518,451
Equity Securities:
Common Stock
Domestic	2,959,908	—	10	2,959,918
International	—	—	1,331	1,331
Preferred Stock
Domestic	—	3,691,879	—	3,691,879
Mutual Fund	20,698,220	—	—	20,698,220
TOTAL SECURITIES	$23,658,128	$1,793,210,330	$1,341	$1,816,869,799
  Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:
	Investments in Corporate Bond Securities	Investment in Common Stock — Domestic Securities	Investment in Common Stock — International Securities
Balance as of January 1, 2010	$ —	$171,691	$1,293
Change in unrealized appreciation (depreciation)	(117,406)[1]	—	38
Transfer in and/or out of Level 3	117,406	(171,681)[2]	—
Balance as of March 31, 2010	$ —	$10	$1,331
The total change in unrealized appreciation (depreciation) attributable to investments still held at March 31, 2010.	$(117,406)	$ —	$38
1	Transferred from Level 2 to Level 3 because fair values were determined using valuation techniques utilizing unobservable market data due to observable market being unavailable.
2	Transferred from Level 3 to Level 1 because observable market data was obtained for securities.
  The following acronym is used throughout this portfolio:
  PIK — Payment in Kind

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Core Trust

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	May 17, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ John B. Fisher
John B. Fisher
Principal Executive Officer
Date	May 17, 2010

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	May 17, 2010